Prospectus Supplement

John Hancock Funds III (the Trust)

John Hancock Strategic Growth Fund (the fund)

Supplement dated September 13, 2018 to the current Prospectus, as may be supplemented

The following information supplements and supersedes any information to the contrary relating to the fund contained in the current Prospectus.

At an in-person meeting held September 11-13, 2018, the Trust’s Board of Trustees approved the appointment of Wellington Management Company LLP (“Wellington Management”) to replace John Hancock Asset Management a division of Manulife Asset Management (US) LLC (“JHAM”) as subadvisor to the fund effective on or about the close of business on September 28, 2018 (the “Effective Date”).

In connection with the appointment of Wellington Management as subadvisor to the fund, all references to JHAM and JHAM’s portfolio managers in the Prospectus with respect to JHAM’s capacity as subadvisor to the fund are hereby deleted as of the Effective Date.

In connection with the appointment of Wellington Management as subadvisor to the fund, 60 days after the date of this supplement, on or about November 12, 2018, the name of the fund will change from “John Hancock Strategic Growth Fund” to “John Hancock U.S. Quality Growth Fund.”

Also as of November 12, 2018, the fund’s principal investment strategies will change as follows:

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity investments that are tied economically to the United States. The fund considers an equity investment to be “tied economically” to the United States if, at the time of purchase: (i) its issuer is organized under the laws of the United States or under the laws of a state within the United States or in an issuer that maintains its principal place of business in the United States; (ii) it is traded principally in the United States; or (iii) its issuer derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the United States, or has at least 50% of its assets in the United States. The manager seeks to achieve the fund’s investment objective by investing in equity investments that the manager believes, as a portfolio, will provide higher returns than the Russell 1000 Growth Index.

The manager’s investment process begins with the broad universe of securities included in US equity indices, along with other ideas that come from a combination of company meetings, investment analysis, onsite company visits and industry analysis. The fund may invest significantly in securities of companies in certain sectors, and may therefore experience greater volatility than funds investing in a broader range of sectors and may be more susceptible to the impact of market, economic, regulatory, and other factors affecting that sector. The manager focuses on members of the investable universe with expected future free-cash-flow margins, returns on capital employed and revenue growth higher than a certain minimum threshold. Free cash flow is defined as the cash that is available to a company after paying out the money needed to maintain or expand its operations. For all companies remaining in the subuniverse, the manager ranks securities on a relative basis across the following metrics:

(a) Quality: Companies with high and improving free-cash-flow margins and the ability to generate attractive returns on capital employed;

(b) Growth: Companies that generate high organic revenue growth (revenue growth not obtained through acquisitions) above global GDP growth;

(c) Valuation: Companies trading below fair value, based on a discounted free cash flow model utilizing proprietary research and analysis;

(d) Capital Returns: Companies with high dividend payouts and share repurchase programs, based on deployment of free cash flow; and (e) Earnings Outlook: Companies with improving earnings expectations over the next 12-18 months that are not yet fully acknowledged and reflected in broker estimates.

The manager monitors and ranks securities based on their relative attractiveness across this universe. For stocks that compare well in this screening process, further detailed analysis is conducted. Regular meetings and discussions with company management are another input into the portfolio decision making process. Securities considered for purchase are attractive on a majority of the metrics (Quality, Growth, Valuation, Capital Returns, and Earnings Outlook), and have a positive catalyst such as accelerating earnings or revenue growth.

The manager sells securities when growth or quality metrics deteriorate, valuation upside declines, allocation to dividends or share repurchases changes, or earnings outlooks worsen. Securities may also be sold if overall attractiveness relative to other stocks in the universe deteriorates. Due to its active investment strategy, the fund may buy and sell securities frequently. This may result in higher transaction costs and more capital gains tax liabilities than a fund with a buy and hold strategy.

The fund may invest in cash or money market instruments for the purpose of meeting redemption requests or making other anticipated cash payments.

The following disclosure is added following the first paragraph under the heading “A note on performance” in the “Fund summary” section:

Prior to September 28, 2018, the fund was managed by a different subadvisor, and thus, the performance presented prior to September 28, 2018 should not be attributed to the current subadvisor, Wellington Management Company LLP (“Wellington Management”). The fund’s performance shown below might have differed materially had Wellington Management managed the fund prior to September 28, 2018.

The information regarding the subadvisor under the heading “Investment management” in the “Fund summary” section is revised and restated in its entirety as follows:

Subadvisor Wellington Management Company LLP

In the “Fund summary” section, the information under the heading “Portfolio management” is revised and restated in its entirety as follows:

John A. Boselli, CFA
Senior Managing Director and Equity Portfolio Manager
Managed the fund since 2018

Also, as of the Effective Date, the disclosure regarding the fund’s management fee schedule in the “Fund details” section, under the heading “Who’s who — Investment adviser — Management fee,” is amended as follows:

Average daily net assets ($)	Annual rate (%)
First $500 million	0.600
Next $1 billion	0.550
Excess over $1.5 billion	0.530

The following information replaces in its entirety the portfolio manager information in the “Fund details” section under the heading “Who’s who – Subadvisor”:

The subadvisor handles the fund’s portfolio management activities, subject to oversight by the advisor.

Wellington Management Company LLP§

280 Congress Street§

Boston, MA 02210

Wellington Management Company LLP (Wellington Management) is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership. As of March 31, 2018, Wellington Management and its investment advisory affiliates had investment management authority with respect to approximately $1 trillion in assets.

The following is a brief biographical profile of the fund’s portfolio manager who is primarily responsible for the day-to-day management of the fund’s portfolio. This manager is employed by Wellington Management. For more information about this individual, including information about his compensation, other accounts he manages, and any investments he may have in the fund, see the SAI.

John A. Boselli, CFA

•	Senior Managing Director and Equity Portfolio Manager
•	Managed the fund since 2018
•	Joined Wellington Management in 2002

In connection with the appointment of Wellington Management as subadvisor to the fund, the Board also voted to recommend that shareholders approve, on the Effective Date, the reorganization of JHF II U.S. Growth Fund (U.S. Growth), a series of John Hancock Funds II currently subadvised by Wellington Management, into the fund.

If approved by U.S. Growth's shareholders, the Reorganization is expected to occur as of the close of business on or about April 12, 2019.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

Prospectus Supplement

John Hancock Funds III (the Trust)

John Hancock Strategic Growth Fund (the fund)

Supplement dated September 13, 2018 to the current Class NAV Prospectus, as may be supplemented

The following information supplements and supersedes any information to the contrary relating to the fund contained in the current Prospectus.

At an in-person meeting held September 11-13, 2018, the Trust’s Board of Trustees approved the appointment of Wellington Management Company LLP (“Wellington Management”) to replace John Hancock Asset Management a division of Manulife Asset Management (US) LLC (“JHAM”) as subadvisor to the Fund effective on or about the close of business on September 28, 2018 (the “Effective Date”).

In connection with the appointment of Wellington Management as subadvisor to the fund, all references to JHAM and JHAM’s portfolio managers in the Prospectus with respect to JHAM’s capacity as subadvisor to the fund are hereby deleted as of the Effective Date. JHAM (US) continues to serve as subadvisor to International Value Equity Fund, also a series of the Trust.

In connection with the appointment of Wellington Management as subadvisor to the fund, 60 days after the date of this supplement, on or about November 12, 2018, the name of the fund will change from “John Hancock Strategic Growth Fund” to “John Hancock U.S. Quality Growth Fund.”

Also as of November 12, 2018, the fund’s principal investment strategies will change as follows:

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity investments that are tied economically to the United States. The fund considers an equity investment to be “tied economically” to the United States if, at the time of purchase: (i) its issuer is organized under the laws of the United States or under the laws of a state within the United States or in an issuer that maintains its principal place of business in the United States; (ii) it is traded principally in the United States; or (iii) its issuer derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the United States, or has at least 50% of its assets in the United States. The manager seeks to achieve the fund’s investment objective by investing in equity investments that the manager believes, as a portfolio, will provide higher returns than the Russell 1000 Growth Index.

The manager’s investment process begins with the broad universe of securities included in US equity indices, along with other ideas that come from a combination of company meetings, investment analysis, onsite company visits and industry analysis. The fund may invest significantly in securities of companies in certain sectors, and may therefore experience greater volatility than funds investing in a broader range of sectors and may be more susceptible to the impact of market, economic, regulatory, and other factors affecting that sector. The manager focuses on members of the investable universe with expected future free-cash-flow margins, returns on capital employed and revenue growth higher than a certain minimum threshold. Free cash flow is defined as the cash that is available to a company after paying out the money needed to maintain or expand its operations. For all companies remaining in the subuniverse, the manager ranks securities on a relative basis across the following metrics:

(a) Quality: Companies with high and improving free-cash-flow margins and the ability to generate attractive returns on capital employed;

(b) Growth: Companies that generate high organic revenue growth (revenue growth not obtained through acquisitions) above global GDP growth;

(c) Valuation: Companies trading below fair value, based on a discounted free cash flow model utilizing proprietary research and analysis;

(d) Capital Returns: Companies with high dividend payouts and share repurchase programs, based on deployment of free cash flow; and (e) Earnings Outlook: Companies with improving earnings expectations over the next 12-18 months that are not yet fully acknowledged and reflected in broker estimates.

The manager monitors and ranks securities based on their relative attractiveness across this universe. For stocks that compare well in this screening process, further detailed analysis is conducted. Regular meetings and discussions with company management are another input into the portfolio decision making process. Securities considered for purchase are attractive on a majority of the metrics (Quality, Growth, Valuation, Capital Returns, and Earnings Outlook), and have a positive catalyst such as accelerating earnings or revenue growth.

The manager sells securities when growth or quality metrics deteriorate, valuation upside declines, allocation to dividends or share repurchases changes, or earnings outlooks worsen. Securities may also be sold if overall attractiveness relative to other stocks in the universe deteriorates. Due to its active investment strategy, the fund may buy and sell securities frequently. This may result in higher transaction costs and more capital gains tax liabilities than a fund with a buy and hold strategy.

The fund may invest in cash or money market instruments for the purpose of meeting redemption requests or making other anticipated cash payments.

The following disclosure is added following the first paragraph under the heading “A note on performance” in the “Fund summary” section applicable to the fund:

Prior to September 28, 2018, the fund was managed by a different subadvisor, and thus, the performance presented prior to September 28, 2018 should not be attributed to the current subadvisor, Wellington Management Company LLP (“Wellington Management”). The fund’s performance shown below might have differed materially had Wellington Management managed the fund prior to September 28, 2018.

The information regarding the subadvisor under the heading “Investment management” in the “Fund summary” section applicable to the fund is revised and restated in its entirety as follows:

Subadvisor Wellington Management Company LLP

In the “Fund summary” section applicable to the fund, the information under the heading “Portfolio management” is revised and restated in its entirety as follows:

John A. Boselli, CFA
Senior Managing Director and Equity Portfolio Manager
Managed the fund since 2018

Also, as of the Effective Date, the disclosure regarding the fund’s management fee schedule in the “Fund details” section, under the heading “Who’s who — Investment adviser — Management fee for Strategic Growth Fund,” is amended as follows:

Average daily net assets ($)	Annual rate (%)
First $500 million	0.600
Next $1 billion	0.550
Excess over $1.5 billion	0.530

The following information replaces in its entirety the portfolio manager information in the “Fund details” section under the heading “Who’s who – Subadvisor” with respect to John Hancock International Growth Fund (International Growth Fund) and the fund:

International Growth Fund and Strategic Growth Fund

Wellington Management Company LLP§

280 Congress Street§

Boston, MA 02210

Wellington Management Company LLP (Wellington Management) is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership. As of March 31, 2018, Wellington Management and its investment advisory affiliates had investment management authority with respect to approximately $1 trillion in assets.

The following is a brief biographical profile of the funds’ portfolio manager who is primarily responsible for the day-to-day management of the funds’ portfolios. This manager is employed by Wellington Management. For more information about this individual, including information about his compensation, other accounts he manages, and any investments he may have in the funds, see the SAI.

John A. Boselli, CFA

•	Senior Managing Director and Equity Portfolio Manager
•	Managed International Growth Fund since 2014 and Strategic Growth Fund since 2018
•	Joined Wellington Management in 2002

In connection with the appointment of Wellington Management as subadvisor to the fund, the Board also voted to recommend that shareholders approve, on the Effective Date, the reorganization of JHF II U.S. Growth Fund (U.S. Growth Fund), a series of John Hancock Funds II currently subadvised by Wellington Management, into the fund.

If approved by U.S. Growth's shareholders, the Reorganization is expected to occur as of the close of business on or about April 12, 2019.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds III

John Hancock Strategic Growth Fund (the fund)

Supplement dated September 13, 2018 to the current Statement of Additional Information, as may be supplemented

The following information supplements and supersedes any information to the contrary relating to the fund, a series of John Hancock Funds III (the “Trust”), contained in the Statement of Additional Information (the “SAI”).

At an in-person meeting held September 11-13, 2018, the Trust’s Board of Trustees approved the appointment of Wellington Management Company LLP (“Wellington Management”) to replace John Hancock Asset Management a division of Manulife Asset Management (US) LLC (“JHAM”) as subadvisor to the fund effective on or about the close of business on September 28, 2018 (the “Effective Date”).

In connection with the appointment of Wellington Management as subadvisor to the fund, the SAI is hereby amended as follows:

1.	All references to and information relating to the fund under the portion of Appendix B of the SAI relating to JHAM, as of the Effective Date, are hereby deleted. JHAM continues to serve as subadvisor to John Hancock International Value Equity Fund, also a series of the Trust.

2.	Sixty days after the date of this supplement, on or about November 12, 2018, the name of the fund will change from “John Hancock Strategic Growth Fund” to “John Hancock U.S. Quality Growth Fund.”

3.	The Board voted to recommend that shareholders approve, on the Effective Date, the reorganization of JHF II U.S. Growth Fund (U.S. Growth), a series of John Hancock Funds II currently subadvised by Wellington Management, into the fund.

If approved by U.S. Growth's shareholders, the Reorganization is expected to occur as of the close of business on or about April 12, 2019.

You should read this Supplement in conjunction with the SAI and retain it for future reference.